Related Party Disclosures - Additional Information (Detail)	3 Months Ended
	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($)
Related Party Disclosures [Line Items]
Expense from share-based payment transactions with employees | $	$ 1,663,432	$ 14,982,999
Trade and other payables | $	1,669,761		$ 2,622,889
Key management personnel of entity or parent [member]
Related Party Disclosures [Line Items]
Expense from share-based payment transactions with employees | $	1,247,084	$ 11,608,985
Trade and other payables | $	55,380		42,233
Reimbursement expenses owing to director and officer | $	$ 23,828		$ 0
Key management personnel of entity or parent [member] | Deferred Share Units [Member]
Related Party Disclosures [Line Items]
Number of share options granted in share-based payment arrangement	2,492,000
Number of share option vested in share based payment arrangement	1,883,542
Number of share option non vested in share based payment arrangement	608,958
Key management personnel of entity or parent [member] | Restricted share units [member]
Related Party Disclosures [Line Items]
Number of share options granted in share-based payment arrangement		4,112,800
Number of share option vested in share based payment arrangement		3,412,575
Number of share option non vested in share based payment arrangement		700,225